Accounts Receivable Sales Agreements And Securitization Facilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loss on sales of receivables	$ 22.0	$ 16.1	$ 15.6
Outstanding funding received from receivable securitization	62.0	50.2
United States and Canada [Member]
Net cash received from receivables sold	517.5	531.2
Europe [Member]
Net cash received from receivables sold	$ 310.0	$ 169.2